UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  September 30, 2010

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.):   [ ]  is a restatement
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Zevenbergen Capital Investments LLC
Address:    601 Union Street, Suite 4600
            Seattle, WA  98101

13F File Number:  028-10622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Justin Buller
Title:      Chief Compliance Officer
Phone:      206-682-8469

Signature, Place and Date of Signing:

/s/ Justin Buller
-------------------------------
Justin Buller              Seattle, Washington            November 10, 2010

Report Type:

[X]   13F HOLDINGS REPORT
[ ]   13F NOTICE
[ ]   13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  65

Form 13F Information Table Value Total:  $2,453,008 (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number          Name
--------------------          ----

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AECOM Technology Corporation   COM              00766T100    27006  1113200 SH       SOLE                   540600            572600
Alliance Data Systems Corporat COM              018581108    48446   742350 SH       SOLE                   342150            400200
Altera Corporation             COM              021441100    49287  1634200 SH       SOLE                   774700            859500
Amazon.com, Inc.               COM              023135106   141515   901022 SH       SOLE                   436052            464970
American Superconductor Corpor COM              030111108    44579  1433400 SH       SOLE                   690100            743300
Apple Inc.                     COM              037833100   127919   450815 SH       SOLE                   218533            232282
Baidu, Inc.                    COM              056752108    43444   423350 SH       SOLE                   216300            207050
BlackRock, Inc.                COM              09247X101    64335   377888 SH       SOLE                   177317            200571
Blue Nile, Inc.                COM              09578R103    46831  1052625 SH       SOLE                   556125            496500
Broadcom Corporation           COM              111320107    58310  1647650 SH       SOLE                   809650            838000
Celgene Corporation            COM              151020104    49489   859039 SH       SOLE                   407417            451622
Coach, Inc.                    COM              189754104    36593   851783 SH       SOLE                   405733            446050
Cognizant Technology Solutions COM              192446102   142998  2218050 SH       SOLE                  1065600           1152450
Concur Technologies, Inc.      COM              206708109    31822   643650 SH       SOLE                   301850            341800
Constant Contact, Inc.         COM              210313102      709    33100 SH       SOLE                    21500             11600
Cree, Inc.                     COM              225447101    58113  1070420 SH       SOLE                   511520            558900
Deckers Outdoor Corporation    COM              243537107    30371   607900 SH       SOLE                   286200            321700
Dendreon Corporation           COM              24823Q107    14652   355800 SH       SOLE                   163650            192150
Expeditors Int'l of Washington COM              302130109    30963   669750 SH       SOLE                   315700            354050
F5 Networks, Inc.              COM              315616102    81114   781366 SH       SOLE                   375616            405750
Financial Engines, Inc.        COM              317485100      181    13600 SH       SOLE                                      13600
First Solar, Inc.              COM              336433107    48217   327227 SH       SOLE                   152777            174450
Forest Oil Corporation         COM              346091705    51004  1717300 SH       SOLE                   791000            926300
Google Inc.                    COM              38259P508   125926   239499 SH       SOLE                   117964            121535
Greenhill & Co., Inc.          COM              395259104    24309   306470 SH       SOLE                   145536            160934
HMS Holdings Corp.             COM              40425J101    23793   403680 SH       SOLE                   193430            210250
Helix Biomedix Inc.            COM              423287309       18    38400 SH       SOLE                    38400
IDEXX Laboratories, Inc.       COM              45168D104    29632   480100 SH       SOLE                   221200            258900
IPC The Hospitalist Company, I COM              44984A105      224     8200 SH       SOLE                                       8200
IntraLinks Holdings, Inc.      COM              46118H104      203    12000 SH       SOLE                                      12000
Intuitive Surgical, Inc.       COM              46120E602    52005   183283 SH       SOLE                    86833             96450
Isilon Systems, Inc.           COM              46432L104    35182  1579100 SH       SOLE                   791150            787950
J. Crew Group, Inc.            COM              46612H402      397    11800 SH       SOLE                      400             11400
MSCI Inc.                      COM              55354G100     9790   294800 SH       SOLE                   132400            162400
MakeMyTrip Limited             COM              V5633W109      527    13600 SH       SOLE                                      13600
Medco Health Solutions, Inc.   COM              58405U102    49113   943400 SH       SOLE                   440200            503200
MercadoLibre, Inc.             COM              58733R102    63658   881940 SH       SOLE                   417740            464200
NII Holdings, Inc.             COM              62913F201    55689  1354967 SH       SOLE                   642467            712500
Nektar Therapeutics            COM              640268108      202    13700 SH       SOLE                     6400              7300
Netflix, Inc.                  COM              64110L106    87315   538450 SH       SOLE                   258650            279800
Nordstrom, Inc.                COM              655664100    38433  1033133 SH       SOLE                   484333            548800
OpenTable, Inc.                COM              68372A104    45588   669625 SH       SOLE                   330925            338700
Paychex, Inc.                  COM              704326107     5169   188050 SH       SOLE                   102350             85700
Pegasystems Inc.               COM              705573103      416    13400 SH       SOLE                                      13400
Portfolio Recovery Associates, COM              73640Q105    42514   657500 SH       SOLE                   303650            353850
Precision Castparts Corp.      COM              740189105    51481   404250 SH       SOLE                   217250            187000
QUALCOMM Incorporated          COM              747525103   109584  2428050 SH       SOLE                  1184950           1243100
Qlik Technologies Inc.         COM              74733T105      205     9300 SH       SOLE                                       9300
SPDR Trust Series 1            COM              78462F103      272     2382 SH       SOLE                     2382
SXC Health Solutions Corp.     COM              78505P100      405    11100 SH       SOLE                                      11100
Salix Pharmaceuticals, Ltd.    COM              795435106    29919   753250 SH       SOLE                   351050            402200
Shaw Group Inc.                COM              820280105    27989   834000 SH       SOLE                   381000            453000
Skyworks Solutions, Inc.       COM              83088M102      695    33600 SH       SOLE                                      33600
Sourcefire, Inc.               COM              83616T108    18948   657000 SH       SOLE                   299800            357200
Tesla Motors, Inc.             COM              88160R101      237    11600 SH       SOLE                     8100              3500
Urban Outfitters, Inc.         COM              917047102    30003   954300 SH       SOLE                   441100            513200
VanceInfo Technologies Inc.    COM              921564100     1146    35446 SH       SOLE                    22846             12600
Verizon Communications Inc.    COM              92343V104      331    10163 SH       SOLE                     9763               400
Vertex Pharmaceuticals Incorpo COM              92532F100    13806   399350 SH       SOLE                   189450            209900
Vistaprint N.V.                COM              N93540107    83956  2172224 SH       SOLE                  1043274           1128950
WebMD Health Corp.             COM              94770V102     1534    30750 SH       SOLE                    24950              5800
hhgregg, Inc.                  COM              42833L108      223     9000 SH       SOLE                                       9000
lululemon athletica inc.       COM              550021109    30777   688220 SH       SOLE                   317420            370800
priceline.com Incorporated     COM              741503403    78152   224355 SH       SOLE                   109215            115140
tw telecom inc.                COM              87311L104    55344  2980267 SH       SOLE                  1415467           1564800
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